INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
Profit Sharing and Savings Plan
INCOME TAX STATUS
INCOME TAX STATUS

NOTE 4.  INCOME TAX STATUS

The underlying volume submitter plan has received an advisory letter from the IRS dated June 30, 2020, stating that the form of the plan is qualified under Section 401 of the Internal Revenue Code (the “Code”), and therefore, the related trust is tax-exempt.  The Plan administrator has determined that it is eligible to, and has chosen to, rely on the current IRS volume submitter advisory letter.  Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status.  The Plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan is qualified and the related trust is tax-exempt.

Accounting principles generally accepted in the United States require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS.  Plan management has analyzed the tax positions taken by the Plan and has concluded that there are no uncertain positions taken or expected to be taken.  The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.